Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (3.0%)
*	Lumen Technologies Inc.	6,816,303	26,720
	Telephone & Data Systems Inc.	679,531	26,325
*	Madison Square Garden Sports Corp.	119,559	23,280
*	IAC Inc.	470,965	21,636
	TEGNA Inc.	1,105,340	20,139
	Cinemark Holdings Inc.	729,493	18,157
	Cogent Communications Holdings Inc.	288,642	17,697
*	Cargurus Inc. Class A	587,271	17,107
*	Yelp Inc. Class A	447,714	16,579
	John Wiley & Sons Inc. Class A	279,718	12,464
*	TripAdvisor Inc.	755,257	10,702
*	Ziff Davis Inc.	281,978	10,597
	Cable One Inc.	29,898	7,946
*	QuinStreet Inc.	374,032	6,673
	Shenandoah Telecommunications Co.	349,739	4,396
*	Cars.com Inc.	385,262	4,342
*	Gogo Inc.	470,943	4,059
*	Thryv Holdings Inc.	239,266	3,065
*	TechTarget Inc.	205,044	3,037
	Scholastic Corp.	160,728	3,035
	Shutterstock Inc.	103,496	1,928
			259,884
Consumer Discretionary (12.7%)
*	Brinker International Inc.	300,551	44,797
	BorgWarner Inc.	1,509,655	43,252
*	Stride Inc.	288,691	36,519
	Meritage Homes Corp.	511,954	36,287
*	Etsy Inc.	761,999	35,951
	Group 1 Automotive Inc.	90,846	34,699
*	Champion Homes Inc.	351,224	33,282
*	Asbury Automotive Group Inc.	136,643	30,176
*	Cavco Industries Inc.	54,839	28,496
	Installed Building Products Inc.	152,850	26,208
*	Adtalem Global Education Inc.	258,560	26,021
*	Shake Shack Inc. Class A	274,379	24,192
*	Dorman Products Inc.	187,584	22,611
*	M/I Homes Inc.	197,593	22,561
*	Boot Barn Holdings Inc.	209,769	22,535
	Academy Sports & Outdoors Inc.	476,819	21,748
	Kontoor Brands Inc.	332,506	21,324
*	Tri Pointe Homes Inc.	662,748	21,155
	Six Flags Entertainment Corp.	578,792	20,645
*	Urban Outfitters Inc.	384,029	20,123
*	Frontdoor Inc.	517,318	19,875
	Patrick Industries Inc.	230,181	19,464
	Signet Jewelers Ltd.	300,203	17,430
	Newell Brands Inc.	2,770,800	17,179
*	Penn Entertainment Inc.	1,011,764	16,502
	Cheesecake Factory Inc.	320,091	15,576
	Advance Auto Parts Inc.	391,583	15,354
	LCI Industries	163,944	14,334
*	Hanesbrands Inc.	2,414,556	13,932
	Century Communities Inc.	204,488	13,721
	American Eagle Outfitters Inc.	1,178,398	13,693
	Strategic Education Inc.	159,787	13,416
	Steven Madden Ltd.	480,530	12,801
	Acushnet Holdings Corp.	184,069	12,638
	Phinia Inc.	268,773	11,404
*	Green Brick Partners Inc.	194,980	11,369
	Dana Inc.	851,222	11,347
	Perdoceo Education Corp.	423,028	10,652
	La-Z-Boy Inc.	272,482	10,651

		Shares	Market Value ($000)
*	LGI Homes Inc.	150,730	10,019
*	Victoria's Secret & Co.	530,373	9,854
	Carter's Inc.	231,426	9,465
	Papa John's International Inc.	214,183	8,799
*	Sonos Inc.	805,239	8,592
*	Helen of Troy Ltd.	156,124	8,351
	Leggett & Platt Inc.	1,054,458	8,341
*	Foot Locker Inc.	547,678	7,722
*	G-III Apparel Group Ltd.	277,096	7,579
	Wolverine World Wide Inc.	526,738	7,327
*	Sabre Corp.	2,582,173	7,256
	Upbound Group Inc.	302,495	7,248
*	National Vision Holdings Inc.	548,420	7,009
*	Fox Factory Holding Corp.	295,443	6,896
*	Topgolf Callaway Brands Corp.	1,044,251	6,882
	Monarch Casino & Resort Inc.	87,964	6,839
	Winnebago Industries Inc.	197,299	6,799
*	Adient plc	523,950	6,738
*	Sally Beauty Holdings Inc.	681,774	6,156
*	Gentherm Inc.	226,841	6,066
	Oxford Industries Inc.	95,994	5,632
	Sonic Automotive Inc. Class A	98,153	5,591
	Cracker Barrel Old Country Store Inc.	143,957	5,588
*	BJ's Restaurants Inc.	156,999	5,379
	Kohl's Corp.	646,741	5,290
*	Mister Car Wash Inc.	655,621	5,173
	Buckle Inc.	127,915	4,902
	Caleres Inc.	235,262	4,054
*	XPEL Inc.	136,689	4,016
*	Dave & Buster's Entertainment Inc.	223,962	3,935
*	Dream Finders Homes Inc. Class A	172,673	3,895
	Sturm Ruger & Co. Inc.	97,892	3,846
	Bloomin' Brands Inc.	497,996	3,571
	Jack in the Box Inc.	127,818	3,475
*	MarineMax Inc.	144,735	3,112
*	ODP Corp.	212,366	3,043
	Ethan Allen Interiors Inc.	106,584	2,952
*	American Axle & Manufacturing Holdings Inc.	715,365	2,911
	Shoe Carnival Inc.	128,280	2,821
	Standard Motor Products Inc.	102,157	2,547
	Golden Entertainment Inc.	90,944	2,400
	Monro Inc.	134,110	1,941
	Guess? Inc.	126,836	1,404
			1,085,336
Consumer Staples (3.3%)
*	Freshpet Inc.	330,057	27,451
	Cal-Maine Foods Inc.	270,813	24,617
	WD-40 Co.	95,651	23,339
*	Simply Good Foods Co.	646,902	22,312
	PriceSmart Inc.	166,479	14,625
	Interparfums Inc.	125,637	14,306
	J & J Snack Foods Corp.	106,977	14,091
*	Chefs' Warehouse Inc.	243,814	13,278
	Energizer Holdings Inc.	436,925	13,073
*	Central Garden & Pet Co. Class A	384,745	12,593
*	United Natural Foods Inc.	405,737	11,113
	Edgewell Personal Care Co.	330,472	10,314
	Andersons Inc.	220,948	9,485
*	Grocery Outlet Holding Corp.	645,775	9,028
	WK Kellogg Co.	451,670	9,002
*	TreeHouse Foods Inc.	324,644	8,795
	National Beverage Corp.	167,627	6,963
	Fresh Del Monte Produce Inc.	223,678	6,896
	Universal Corp.	114,603	6,424
	John B Sanfilippo & Son Inc.	66,187	4,690
	SpartanNash Co.	221,630	4,490
	Tootsie Roll Industries Inc.	129,610	4,080
	B&G Foods Inc.	503,081	3,456
	MGP Ingredients Inc.	97,252	2,857

		Shares	Market Value ($000)
*	USANA Health Sciences Inc.	89,952	2,426
*	Central Garden & Pet Co.	56,831	2,083
			281,787
Energy (4.5%)
	Magnolia Oil & Gas Corp. Class A	1,270,102	32,083
	Archrock Inc.	1,160,381	30,448
	Core Natural Resources Inc.	328,450	25,324
	SM Energy Co.	790,625	23,679
	California Resources Corp.	467,573	20,559
	Cactus Inc. Class A	444,534	20,373
	Patterson-UTI Energy Inc.	2,295,579	18,870
	Northern Oil & Gas Inc.	620,203	18,749
	Helmerich & Payne Inc.	660,537	17,253
	Liberty Energy Inc. Class A	1,083,933	17,159
*	Oceaneering International Inc.	733,481	15,997
*	Tidewater Inc.	338,687	14,316
*	Comstock Resources Inc.	612,242	12,453
	Crescent Energy Co. Class A	1,067,756	12,002
	World Kinect Corp.	389,641	11,050
	Peabody Energy Corp.	806,208	10,924
*	Talos Energy Inc.	907,227	8,818
*	Helix Energy Solutions Group Inc.	1,029,630	8,556
	International Seaways Inc.	247,029	8,201
	Atlas Energy Solutions Inc.	446,641	7,968
	Dorian LPG Ltd.	283,812	6,340
*	Par Pacific Holdings Inc.	440,888	6,287
	CVR Energy Inc.	304,713	5,912
*	Bristow Group Inc. Class A	181,893	5,744
*	Innovex International Inc.	267,927	4,812
	Core Laboratories Inc.	305,707	4,583
*	Vital Energy Inc.	211,814	4,495
*	REX American Resources Corp.	110,998	4,170
*	ProPetro Holding Corp.	552,713	4,063
	RPC Inc.	582,427	3,203
			384,391
Financials (19.0%)
*	Mr. Cooper Group Inc.	453,129	54,194
	Jackson Financial Inc. Class A	494,596	41,437
	Lincoln National Corp.	1,133,211	40,694
	Radian Group Inc.	1,029,744	34,054
	Assured Guaranty Ltd.	352,988	31,098
	ServisFirst Bancshares Inc.	357,464	29,527
	Ameris Bancorp	476,718	27,445
	Piper Sandler Cos.	109,591	27,141
	Moelis & Co. Class A	455,715	26,596
*	Palomar Holdings Inc.	178,690	24,495
*	Axos Financial Inc.	375,820	24,248
	Blackstone Mortgage Trust Inc. Class A	1,189,890	23,798
	HA Sustainable Infrastructure Capital Inc.	793,258	23,195
	Atlantic Union Bankshares Corp.	739,051	23,014
	BGC Group Inc. Class A	2,507,481	22,994
*	StoneX Group Inc.	297,759	22,743
	First Bancorp	1,182,601	22,670
*	Genworth Financial Inc. Class A	3,179,652	22,544
	WSFS Financial Corp.	429,342	22,270
	PJT Partners Inc. Class A	157,541	21,722
	United Community Banks Inc.	770,836	21,684
	Fulton Financial Corp.	1,196,367	21,642
	Cathay General Bancorp	494,779	21,290
	StepStone Group Inc. Class A	405,419	21,175
	First Hawaiian Inc.	862,891	21,089
	Virtu Financial Inc. Class A	550,654	20,991
*	NMI Holdings Inc. Class A	580,502	20,927
	Community Financial System Inc.	347,231	19,744
	Goosehead Insurance Inc. Class A	165,186	19,502
	Walker & Dunlop Inc.	226,642	19,346
*	Enova International Inc.	193,148	18,650
	Renasant Corp.	547,002	18,560
	BankUnited Inc.	536,840	18,489

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	265,352	18,301
*	Bancorp Inc.	340,764	18,006
	Bread Financial Holdings Inc.	331,710	16,612
	EVERTEC Inc.	445,659	16,387
	Independent Bank Corp.	253,873	15,905
	CVB Financial Corp.	834,076	15,397
	Park National Corp.	101,066	15,301
	Banner Corp.	236,721	15,096
	BancFirst Corp.	136,994	15,052
	First Financial Bancorp	597,562	14,927
	Simmons First National Corp. Class A	706,699	14,509
	Seacoast Banking Corp. of Florida	562,769	14,480
	WaFd Inc.	500,887	14,315
	NBT Bancorp Inc.	332,798	14,277
	Artisan Partners Asset Management Inc. Class A	362,825	14,186
	Trustmark Corp.	410,870	14,171
	Arbor Realty Trust Inc.	1,199,418	14,093
	Cohen & Steers Inc.	173,263	13,904
	Stewart Information Services Corp.	194,263	13,861
	OFG Bancorp	341,834	13,680
	Pathward Financial Inc.	184,140	13,433
*	NCR Atleos Corp.	501,524	13,230
	Banc of California Inc.	923,162	13,100
	City Holding Co.	107,567	12,636
*	Payoneer Global Inc.	1,705,744	12,469
	First Bancorp (XNGS)	298,918	11,999
	FB Financial Corp.	256,788	11,905
	Provident Financial Services Inc.	681,997	11,710
*	SiriusPoint Ltd.	672,585	11,629
	First Commonwealth Financial Corp.	737,538	11,461
	Horace Mann Educators Corp.	262,452	11,215
	Hilltop Holdings Inc.	365,299	11,123
	Pacific Premier Bancorp Inc.	521,735	11,123
*	Customers Bancorp Inc.	213,887	10,737
	National Bank Holdings Corp. Class A	269,189	10,302
	Mercury General Corp.	180,982	10,117
	Lakeland Financial Corp.	163,012	9,689
	S&T Bancorp Inc.	257,608	9,544
*	Triumph Financial Inc.	163,065	9,425
	Employers Holdings Inc.	184,697	9,353
	Apollo Commercial Real Estate Finance Inc.	970,000	9,283
	Westamerica Bancorp	182,190	9,224
	Stellar Bancorp Inc.	331,693	9,175
	Berkshire Hills Bancorp Inc.	339,101	8,847
	HCI Group Inc.	59,200	8,834
	PennyMac Mortgage Investment Trust	592,804	8,685
	Hope Bancorp Inc.	818,855	8,573
	Veritex Holdings Inc.	326,372	8,149
*	ProAssurance Corp.	348,014	8,126
*	Trupanion Inc.	215,934	8,048
*	Donnelley Financial Solutions Inc.	180,205	7,877
	Northwest Bancshares Inc.	646,942	7,776
	PROG Holdings Inc.	282,386	7,511
	Virtus Investment Partners Inc.	42,350	7,299
	WisdomTree Inc.	813,212	7,254
	Preferred Bank	86,057	7,200
	Safety Insurance Group Inc.	90,393	7,130
	Ready Capital Corp.	1,338,418	6,813
	Two Harbors Investment Corp.	508,785	6,797
	Ellington Financial Inc.	472,663	6,268
	Dime Community Bancshares Inc.	223,875	6,242
	Navient Corp.	491,561	6,208
*	PRA Group Inc.	294,681	6,076
*	Encore Capital Group Inc.	173,961	5,963
	Eagle Bancorp Inc.	279,089	5,861
*	EZCORP Inc. Class A	392,435	5,777
	Acadian Asset Management Inc.	214,575	5,549
	AMERISAFE Inc.	103,747	5,452
	Brookline Bancorp Inc.	495,696	5,403
	Southside Bancshares Inc.	175,617	5,086

		Shares	Market Value ($000)
	Tompkins Financial Corp.	73,970	4,659
	Central Pacific Financial Corp.	171,586	4,640
	Heritage Financial Corp.	186,708	4,543
	Capitol Federal Financial Inc.	802,176	4,492
	New York Mortgage Trust Inc.	634,660	4,119
	United Fire Group Inc.	130,650	3,849
	Hanmi Financial Corp.	159,724	3,619
	Redwood Trust Inc.	573,149	3,479
	ARMOUR Residential REIT Inc.	199,985	3,420
	Franklin BSP Realty Trust Inc.	246,033	3,134
*	World Acceptance Corp.	23,471	2,970
	TrustCo Bank Corp.	93,739	2,857
	KKR Real Estate Finance Trust Inc.	241,571	2,609
			1,622,504
Health Care (12.0%)
*	Corcept Therapeutics Inc.	628,227	71,756
	Teleflex Inc.	314,577	43,471
*	Merit Medical Systems Inc.	406,968	43,021
*	Alkermes plc	1,102,922	36,419
*	Glaukos Corp.	367,019	36,122
*	TG Therapeutics Inc.	897,965	35,407
*	Inspire Medical Systems Inc.	199,059	31,706
*	ADMA Biologics Inc.	1,565,178	31,053
*	Krystal Biotech Inc.	170,485	30,738
*	Prestige Consumer Healthcare Inc.	341,717	29,377
*	Integer Holdings Corp.	231,755	27,349
	Organon & Co.	1,729,949	25,759
*	RadNet Inc.	443,339	22,043
*	ICU Medical Inc.	158,036	21,945
*	CorVel Corp.	190,645	21,347
*	Protagonist Therapeutics Inc.	403,401	19,508
*	Catalyst Pharmaceuticals Inc.	763,805	18,522
	Patterson Cos. Inc.	515,211	16,095
	Concentra Group Holdings Parent Inc.	716,873	15,556
*	QuidelOrtho Corp.	443,458	15,508
*	Enovis Corp.	404,094	15,440
*	Privia Health Group Inc.	670,712	15,058
*	Vericel Corp.	332,505	14,836
*	TransMedics Group Inc.	217,959	14,664
*	ACADIA Pharmaceuticals Inc.	827,725	13,749
*	Ligand Pharmaceuticals Inc.	125,112	13,154
*	Supernus Pharmaceuticals Inc.	385,737	12,633
	CONMED Corp.	206,100	12,446
	Select Medical Holdings Corp.	737,131	12,310
*	Addus HomeCare Corp.	122,804	12,144
	LeMaitre Vascular Inc.	139,597	11,712
*	Neogen Corp.	1,350,240	11,707
	Premier Inc. Class A	605,266	11,670
*	Progyny Inc.	511,425	11,425
*	Dynavax Technologies Corp.	860,829	11,165
*	Arrowhead Pharmaceuticals Inc.	866,451	11,039
*	Azenta Inc.	309,843	10,733
*	Omnicell Inc.	302,254	10,567
*	UFP Technologies Inc.	49,193	9,923
*	Integra LifeSciences Holdings Corp.	440,798	9,693
*	Astrana Health Inc.	284,005	8,807
*	Harmony Biosciences Holdings Inc.	254,641	8,452
*	Tandem Diabetes Care Inc.	433,696	8,310
*	NeoGenomics Inc.	855,255	8,116
*	Pediatrix Medical Group Inc.	556,585	8,065
*	AdaptHealth Corp. Class A	742,214	8,046
*	Pacira BioSciences Inc.	318,229	7,908
*	ANI Pharmaceuticals Inc.	117,297	7,853
*	Amphastar Pharmaceuticals Inc.	269,433	7,811
*	Certara Inc.	755,263	7,477
	US Physical Therapy Inc.	101,202	7,323
*	Innoviva Inc.	403,080	7,308
	National HealthCare Corp.	78,191	7,256
*	Schrodinger Inc.	344,892	6,808

		Shares	Market Value ($000)
*	Collegium Pharmaceutical Inc.	227,946	6,804
*	AMN Healthcare Services Inc.	262,202	6,413
*	Artivion Inc.	259,602	6,381
*	STAAR Surgical Co.	321,582	5,670
*	Myriad Genetics Inc.	602,036	5,340
*	BioLife Solutions Inc.	226,169	5,166
*	Avanos Medical Inc.	325,236	4,661
	Embecta Corp.	364,311	4,645
*	Owens & Minor Inc.	509,963	4,605
	HealthStream Inc.	142,231	4,577
*	Xencor Inc.	394,748	4,200
*	Vir Biotechnology Inc.	642,217	4,162
*	Fortrea Holdings Inc.	540,429	4,080
*	Arcus Biosciences Inc.	477,940	3,752
	Mesa Laboratories Inc.	30,780	3,652
	Phibro Animal Health Corp. Class A	123,055	2,628
*	Cytek Biosciences Inc.	587,353	2,355
	Simulations Plus Inc.	74,221	1,820
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			1,029,221
Industrials (17.7%)
	Armstrong World Industries Inc.	292,987	41,276
*	SPX Technologies Inc.	320,161	41,230
	JBT Marel Corp.	311,777	38,099
	Robert Half Inc.	654,235	35,689
	WillScot Holdings Corp.	1,232,592	34,266
	Moog Inc. Class A	194,279	33,678
	Air Lease Corp. Class A	689,118	33,291
	CSW Industrials Inc.	108,155	31,529
	Federal Signal Corp.	427,099	31,413
	Zurn Elkay Water Solutions Corp.	939,686	30,991
*	Kratos Defense & Security Solutions Inc.	1,024,336	30,413
*	Dycom Industries Inc.	196,042	29,865
	Matson Inc.	227,591	29,170
*	Gates Industrial Corp. plc	1,551,818	28,569
	ESCO Technologies Inc.	177,076	28,176
	Franklin Electric Co. Inc.	284,868	26,743
*	GEO Group Inc.	914,974	26,726
	Mueller Water Products Inc. Class A	1,045,277	26,571
	Kadant Inc.	78,842	26,563
*	Verra Mobility Corp. Class A	1,140,822	25,680
	Arcosa Inc.	330,481	25,487
	Boise Cascade Co.	259,021	25,407
*	SkyWest Inc.	280,727	24,527
	Korn Ferry	357,601	24,256
	Enpro Inc.	147,438	23,854
*	AeroVironment Inc.	190,826	22,745
	Rush Enterprises Inc. Class A	410,080	21,902
	Brady Corp. Class A	301,039	21,265
*	GMS Inc.	284,650	20,828
	Granite Construction Inc.	264,868	19,971
	ABM Industries Inc.	409,591	19,398
	Griffon Corp.	270,823	19,364
*	RXO Inc.	924,183	17,652
	UniFirst Corp.	101,175	17,604
*	Amentum Holdings Inc.	966,845	17,597
*	Resideo Technologies Inc.	991,209	17,544
	Enerpac Tool Group Corp. Class A	385,507	17,294
	AZZ Inc.	198,375	16,586
	Hub Group Inc. Class A	417,575	15,521
*	CoreCivic Inc.	744,699	15,110
	Trinity Industries Inc.	537,099	15,071
	Albany International Corp. Class A	214,030	14,777
*	Mercury Systems Inc.	338,811	14,599
*	OPENLANE Inc.	722,960	13,939
	Standex International Corp.	85,968	13,874
*	AAR Corp.	241,291	13,510
	Alamo Group Inc.	75,539	13,462

		Shares	Market Value ($000)
*	Hayward Holdings Inc.	959,926	13,362
	HNI Corp.	298,171	13,224
*	Triumph Group Inc.	519,438	13,163
*	MYR Group Inc.	110,555	12,503
*	Everus Construction Group Inc.	336,024	12,463
*	Gibraltar Industries Inc.	211,471	12,405
*	DNOW Inc.	713,976	12,195
*	Masterbrand Inc.	906,421	11,838
	ArcBest Corp.	163,689	11,553
	CSG Systems International Inc.	190,961	11,547
	Hillenbrand Inc.	462,165	11,157
	Greenbrier Cos. Inc.	216,967	11,113
	Werner Enterprises Inc.	371,406	10,882
	Powell Industries Inc.	63,749	10,858
	Tennant Co.	134,414	10,720
	Worthington Enterprises Inc.	212,733	10,656
	Kennametal Inc.	489,343	10,423
*	JetBlue Airways Corp.	2,078,687	10,019
	Lindsay Corp.	76,216	9,643
	Pitney Bowes Inc.	1,026,368	9,289
*	Sunrun Inc.	1,478,188	8,662
	MillerKnoll Inc.	435,429	8,334
	Interface Inc. Class A	396,657	7,870
*	NV5 Global Inc.	387,816	7,473
	Vestis Corp.	724,104	7,169
*	Vicor Corp.	151,197	7,073
	Apogee Enterprises Inc.	147,500	6,834
*	DXP Enterprises Inc.	81,346	6,692
	Schneider National Inc. Class B	283,967	6,489
*	American Woodmark Corp.	109,903	6,466
	Heidrick & Struggles International Inc.	134,658	5,767
*	Proto Labs Inc.	156,850	5,496
	Quanex Building Products Corp.	289,332	5,379
	Astec Industries Inc.	152,024	5,237
*	Pursuit Attractions & Hospitality Inc.	146,471	5,184
*	Liquidity Services Inc.	156,847	4,864
	Marten Transport Ltd.	352,532	4,837
	Allegiant Travel Co.	91,294	4,715
	Matthews International Corp. Class A	187,474	4,169
*	Healthcare Services Group Inc.	413,278	4,166
	Deluxe Corp.	248,663	3,931
*	Enviri Corp.	549,849	3,656
*	Hertz Global Holdings Inc.	854,059	3,365
	Insteel Industries Inc.	124,635	3,278
*	Sun Country Airlines Holdings Inc.	259,880	3,202
*	Titan International Inc.	345,687	2,900
	Heartland Express Inc.	281,577	2,596
*	Forward Air Corp.	124,887	2,509
	National Presto Industries Inc.	27,417	2,410
			1,512,818
Information Technology (11.7%)
*	Qorvo Inc.	632,918	45,830
*	ACI Worldwide Inc.	704,565	38,547
	Badger Meter Inc.	202,191	38,467
*	Sandisk Corp.	774,538	36,876
	InterDigital Inc.	172,200	35,602
*	SPS Commerce Inc.	261,764	34,744
*	Itron Inc.	307,370	32,200
*	Box Inc. Class A	966,366	29,822
*	Sanmina Corp.	382,361	29,128
*	Insight Enterprises Inc.	190,823	28,622
*	MARA Holdings Inc.	2,283,605	26,261
	Advanced Energy Industries Inc.	258,636	24,651
*	Plexus Corp.	187,723	24,053
*	OSI Systems Inc.	106,961	20,787
*	DXC Technology Co.	1,218,365	20,773
*	Semtech Corp.	580,379	19,965
*	SiTime Corp.	128,108	19,584
*	Alarm.com Holdings Inc.	331,464	18,446

		Shares	Market Value ($000)
*	Viavi Solutions Inc.	1,513,982	16,942
*	BlackLine Inc.	339,800	16,453
	Clear Secure Inc. Class A	616,456	15,972
	Progress Software Corp.	296,571	15,276
*	FormFactor Inc.	532,516	15,065
*	Teradata Corp.	655,572	14,737
*	DigitalOcean Holdings Inc.	426,399	14,238
*	TTM Technologies Inc.	691,657	14,186
*	Diodes Inc.	322,844	13,937
*	Calix Inc.	391,001	13,857
*	Impinj Inc.	148,340	13,454
*	Cleanspark Inc.	1,874,259	12,595
*	Extreme Networks Inc.	936,331	12,388
*	DoubleVerify Holdings Inc.	910,493	12,173
	Kulicke & Soffa Industries Inc.	368,898	12,166
	Vishay Intertechnology Inc.	752,966	11,972
*	Axcelis Technologies Inc.	230,874	11,468
*	LiveRamp Holdings Inc.	433,968	11,344
*	ePlus Inc.	185,110	11,297
*	Agilysys Inc.	154,213	11,187
	Adeia Inc.	717,886	9,490
*	NetScout Systems Inc.	449,141	9,436
*	NCR Voyix Corp.	957,407	9,335
*	Knowles Corp.	608,322	9,247
	Benchmark Electronics Inc.	237,736	9,041
*	Photronics Inc.	432,337	8,975
	CTS Corp.	207,114	8,606
*	Rogers Corp.	117,761	7,952
*	Veeco Instruments Inc.	392,644	7,884
*	Harmonic Inc.	804,385	7,714
	A10 Networks Inc.	456,820	7,464
*	Digi International Inc.	260,449	7,248
*	Arlo Technologies Inc.	685,586	6,767
*	Ultra Clean Holdings Inc.	313,065	6,703
*	SolarEdge Technologies Inc.	397,511	6,432
	SolarWinds Corp.	346,890	6,393
*	Viasat Inc.	585,378	6,100
*	Penguin Solutions Inc.	346,067	6,011
*	Sprinklr Inc. Class A	718,816	6,002
*	Grid Dynamics Holdings Inc.	375,369	5,875
*	MaxLinear Inc. Class A	509,697	5,535
*	Ichor Holdings Ltd.	227,912	5,153
*	ScanSource Inc.	145,396	4,945
	PC Connection Inc.	79,098	4,937
*	Cohu Inc.	277,355	4,080
*	CEVA Inc.	153,334	3,927
*	Alpha & Omega Semiconductor Ltd.	156,882	3,900
*	PDF Solutions Inc.	194,213	3,711
	Xerox Holdings Corp.	757,992	3,661
*	Wolfspeed Inc.	1,062,299	3,251
*	Corsair Gaming Inc.	307,237	2,722
*	N-able Inc.	367,245	2,604
			996,166
Materials (5.0%)
	Celanese Corp.	753,446	42,773
	Balchem Corp.	223,560	37,111
	FMC Corp.	840,257	35,450
	Element Solutions Inc.	1,481,519	33,497
	Sealed Air Corp.	978,815	28,288
	HB Fuller Co.	372,832	20,923
	Sensient Technologies Corp.	278,033	20,694
*	MP Materials Corp.	825,391	20,148
	Warrior Met Coal Inc.	365,214	17,428
	Innospec Inc.	168,674	15,982
	Sylvamo Corp.	227,499	15,258
	Minerals Technologies Inc.	220,008	13,986
	Hawkins Inc.	129,993	13,769
	Chemours Co.	964,949	13,056
	Materion Corp.	147,964	12,074

		Shares	Market Value ($000)
*	O-I Glass Inc.	1,039,652	11,925
	Quaker Chemical Corp.	90,763	11,219
*	Ingevity Corp.	241,310	9,553
*	Alpha Metallurgical Resources Inc.	70,931	8,884
*	Century Aluminum Co.	362,151	6,721
	Stepan Co.	109,004	6,000
	Kaiser Aluminum Corp.	95,390	5,783
	Worthington Steel Inc.	217,091	5,499
	SunCoke Energy Inc.	498,395	4,585
	AdvanSix Inc.	179,894	4,075
	Koppers Holdings Inc.	143,322	4,013
*	Metallus Inc.	294,695	3,937
			422,631
Real Estate (8.2%)
	Terreno Realty Corp.	707,636	44,737
	Essential Properties Realty Trust Inc.	1,288,739	42,064
	Ryman Hospitality Properties Inc.	410,870	37,570
	CareTrust REIT Inc.	1,233,217	35,245
	Phillips Edison & Co. Inc.	895,830	32,689
	Macerich Co.	1,641,554	28,186
	SL Green Realty Corp.	463,989	26,772
	Tanger Inc.	790,287	26,704
	Medical Properties Trust Inc.	4,090,482	24,666
*	Millrose Properties Inc.	825,965	21,896
	Highwoods Properties Inc.	729,038	21,609
	Four Corners Property Trust Inc.	683,460	19,615
	Apple Hospitality REIT Inc.	1,462,448	18,880
	Douglas Emmett Inc.	1,164,394	18,630
	LXP Industrial Trust	2,030,331	17,562
	Urban Edge Properties	865,716	16,449
	Acadia Realty Trust	784,430	16,434
*	Cushman & Wakefield plc	1,556,002	15,902
	Curbline Properties Corp.	614,178	14,857
	Outfront Media Inc.	857,007	13,832
	Sunstone Hotel Investors Inc.	1,379,933	12,985
	St. Joe Co.	268,170	12,591
	JBG SMITH Properties	684,903	11,034
	Getty Realty Corp.	348,236	10,858
	LTC Properties Inc.	304,514	10,795
	Elme Communities	600,902	10,456
	Veris Residential Inc.	591,426	10,007
	Innovative Industrial Properties Inc.	184,514	9,980
	DiamondRock Hospitality Co.	1,280,889	9,889
	Uniti Group Inc.	1,816,461	9,155
	Alexander & Baldwin Inc.	518,455	8,933
	Pebblebrook Hotel Trust	878,069	8,895
	Global Net Lease Inc.	1,031,382	8,292
	Xenia Hotels & Resorts Inc.	658,510	7,744
	Safehold Inc.	355,052	6,647
	Kennedy-Wilson Holdings Inc.	732,071	6,354
	Centerspace	96,137	6,225
	Marcus & Millichap Inc.	163,848	5,645
	NexPoint Residential Trust Inc.	136,542	5,398
	American Assets Trust Inc.	260,100	5,238
	Whitestone REIT	352,986	5,143
	eXp World Holdings Inc.	460,341	4,502
	Easterly Government Properties Inc. Class A	395,570	4,193
	Summit Hotel Properties Inc.	686,199	3,712
	Saul Centers Inc.	95,295	3,437
	Universal Health Realty Income Trust	75,025	3,073
	Brandywine Realty Trust	617,751	2,755
	Armada Hoffler Properties Inc.	273,859	2,057
			700,292
Utilities (2.6%)
	MDU Resources Group Inc.	1,411,858	23,875
	MGE Energy Inc.	256,109	23,808
	Clearway Energy Inc. Class C	780,852	23,636
	Otter Tail Corp.	288,584	23,194
	Avista Corp.	531,267	22,244

			Shares	Market Value ($000)
		American States Water Co.	282,663	22,240
		Chesapeake Utilities Corp.	167,488	21,510
		California Water Service Group	415,288	20,125
		SJW Group	238,369	13,036
		Northwest Natural Holding Co.	246,718	10,540
		Middlesex Water Co.	126,900	8,134
		Unitil Corp.	104,332	6,019
				218,361
Total Common Stocks (Cost $6,370,396)				8,513,391
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $26,547)	4.342%	265,493	26,547
Total Investments (100.0%) (Cost $6,396,943)				8,539,938
Other Assets and Liabilities—Net (0.0%)				3,791
Net Assets (100%)				8,543,729
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	327	33,143	(1,222)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,513,391	—	—	8,513,391
Temporary Cash Investments	26,547	—	—	26,547
Total	8,539,938	—	—	8,539,938

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,222)	—	—	(1,222)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.